Income Taxes (10-K), Operating Loss Carryforwards (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Liquidmetal Golf, Inc.
Operating Loss Carryforwards [Line Items]
Number of legal entity	1
California state [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss ("NOL") carryforwards	70,000,000
Operating Loss Carryforwards, Expiration Dates	2012 through 2031
U.S. federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss ("NOL") carryforwards	114,000,000
Operating Loss Carryforwards, Expiration Dates	2012 through 2031
U.S. federal [Member] | Liquidmetal Golf, Inc.
Operating Loss Carryforwards [Line Items]
Net operating loss ("NOL") carryforwards	38
Operating Loss Carryforwards, Expiration Dates	2012 through 2027